Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 848,638,523.52
Previously Paid Amount	0.00
Total Fee Amount	117,196.98
Total Offset Amount	0.00
Net Fee	$ 117,196.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A